Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	$166,524	$107,787
Statutory receivables	31,191	28,445
Other receivables	6,366	4,967
	204,081	141,199
Non-current
Taxes receivable	16,084	16,941
Other receivables	-	1,627
	16,084	18,568
	$220,165	$159,767